Pensions and Other Postretirement Benefits (Tables)	12 Months Ended
Apr. 30, 2015
Pensions and Other Postretirement Benefits [Abstract]
Net periodic benefit cost

	Defined Benefit Pension Plans			Other Postretirement Benefits
Year Ended April 30,	2015	2014	2013	2015	2014	2013
Service cost	$9.0	$8.7	$8.8	$2.3	$2.3	$2.5
Interest cost	23.2	21.8	23.9	2.4	2.3	3.0
Expected return on plan assets	(25.6)	(25.4)	(25.3)	—	—	—
Amortization of prior service cost (credit)	1.0	1.2	1.0	(1.1)	(1.1)	(0.4)
Amortization of net actuarial loss (gain)	10.0	13.2	13.1	(0.1)	—	—
Settlement loss	3.5	—	6.7	—	—	—

Net periodic benefit cost	$21.1	$19.5	$28.2	$3.5	$3.5	$5.1

Net change for the year in accumulated OCI before taxes

Other changes in plan assets and benefit liabilities recognized in accumulated other comprehensive loss before income taxes:
Prior service (cost) credit arising during the year	$(0.3)	$—	$(4.0)	$—	$1.7	$9.6
Net actuarial (loss) gain arising during the year	(23.7)	19.3	(20.5)	1.6	7.5	(4.5)
Amortization of prior service cost (credit)	1.0	1.2	1.0	(1.1)	(1.1)	(0.4)
Amortization of net actuarial loss (gain)	10.0	13.2	13.1	(0.1)	—	—
Curtailment loss	—	—	2.0	—	—	—
Settlement loss	3.5	—	6.7	—	—	—
Foreign currency translation	2.7	2.9	0.9	—	—	—

Net change for year	$(6.8)	$36.6	$(0.8)	$0.4	$8.1	$4.7

Weighted-average assumptions used in determining net periodic benefit costs

Weighted-average assumptions used in determining net periodic benefit costs:
U.S. plans:
Discount rate	4.42%	3.99%	4.70%	4.27%	3.80%	4.70%
Expected return on plan assets	6.72	6.75	7.00	—	—	—
Rate of compensation increase	4.13	4.13	4.12	—	—	—
Canadian plans:
Discount rate	4.11%	3.65%	4.20%	4.10%	3.70%	4.20%
Expected return on plan assets	5.64	5.78	6.17	—	—	—
Rate of compensation increase	3.00	3.00	4.00	—	—	—

Combined status of the plans

	Defined Benefit Pension Plans		Other Postretirement Benefits
April 30,	2015	2014	2015	2014
Change in benefit obligation:
Benefit obligation at beginning of year	$542.3	$575.7	$58.5	$67.1
Service cost	9.0	8.7	2.3	2.3
Interest cost	23.2	21.8	2.4	2.3
Amendments	0.3	—	—	(1.7)
Actuarial loss (gain)	39.8	(19.7)	(1.6)	(7.5)
Participant contributions	0.1	0.1	0.7	1.2
Benefits paid	(31.8)	(34.2)	(4.4)	(3.5)
Foreign currency translation adjustments	(10.6)	(10.1)	(1.1)	(1.1)
Settlement	(8.6)	—	—	—
Acquisition	176.7	—	18.9	—
Other adjustments	—	—	0.1	(0.6)

Benefit obligation at end of year	$740.4	$542.3	$75.8	$58.5

Change in plan assets:
Fair value of plan assets at beginning of year	$402.1	$410.7	$—	$—
Actual return on plan assets	41.7	25.0	—	—
Company contributions	15.7	9.4	3.7	2.3
Participant contributions	0.1	0.1	0.7	1.2
Benefits paid	(31.8)	(34.2)	(4.4)	(3.5)
Settlement	(8.6)	—	—	—
Acquisition	141.1	—	—	—
Foreign currency translation adjustments	(10.3)	(8.9)	—	—

Fair value of plan assets at end of year	$550.0	$402.1	$—	$—

Funded status of the plans	$(190.4)	$(140.2)	$(75.8)	$(58.5)

Defined benefit pensions	$(188.9)	$(135.7)	$—	$—
Other noncurrent assets	2.0	—	—	—
Accrued compensation	(3.5)	(4.5)	(1.2)	—
Postretirement benefits other than pensions	—	—	(74.6)	(58.5)

Net benefit liability	$(190.4)	$(140.2)	$(75.8)	$(58.5)

Amounts recognized in accumulated other comprehensive income (loss) before taxes

	Defined Benefit Pension Plans		Other Postretirement Benefits
April 30,	2015	2014	2015	2014
Net actuarial (loss) gain	$(174.2)	$(166.7)	$6.9	$5.3
Prior service (cost) credit	(4.2)	(4.9)	10.3	11.5

Total recognized in accumulated other comprehensive loss	$(178.4)	$(171.6)	$17.2	$16.8

Assumptions used in determining the benefit obligations

	Defined Benefit Pension Plans		Other Postretirement Benefits
April 30,	2015	2014	2015	2014
U.S. plans:
Discount rate	4.01%	4.45%	3.97%	4.30%
Rate of compensation increase	4.06	4.13	—	—
Canadian plans:
Discount rate	3.51%	4.11%	3.50%	4.10%
Rate of compensation increase	3.00	3.00	—	—

One-percentage point annual change in the assumed health care cost

	One Percentage Point
	Increase	Decrease
Effect on total service and interest cost components	$0.1	$0.1
Effect on benefit obligation	2.5	2.3

Company's Canadian pension and other postretirement benefit plans

	Defined Benefit Pension Plans		Other Postretirement Benefits
Year Ended April 30,	2015	2014	2015	2014
Benefit obligation at end of year	$104.4	$113.3	$10.9	$11.4
Fair value of plan assets at end of year	104.1	105.6	—	—

Funded status of the plans	$(0.3)	$(7.7)	$(10.9)	$(11.4)

Components of net periodic benefit cost:
Service cost	$0.4	$0.5	$—	$—
Interest cost	4.3	4.2	0.4	0.5
Expected return on plan assets	(5.6)	(5.8)	—	—
Amortization of net actuarial loss	0.9	1.3	—	—

Net periodic benefit cost	$—	$0.2	$0.4	$0.5

Changes in plan assets:
Company contributions	$5.1	$5.4	$0.7	$0.8
Participant contributions	0.1	0.1	—	—
Benefits paid	(8.4)	(8.6)	(0.7)	(0.8)
Actual return on plan assets	11.9	10.6	—	—
Foreign currency translation	(10.3)	(8.9)	—	—

Benefit obligations in excess of fair value of plan assets

	April 30,
	2015	2014
Accumulated benefit obligation for all pension plans	$691.8	$507.3
Plans with an accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	$481.6	$507.3
Fair value of plan assets	337.8	402.1
Plans with a projected benefit obligation in excess of plan assets:
Projected benefit obligation	$669.3	$542.3
Fair value of plan assets	477.3	402.1

Major asset classes for the U.S. and Canadian defined benefit pension plans and fair value hierarchy levels

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2015
Cash and cash equivalents (A)	$4.6	$—	$—	$4.6
Equity securities:
U.S. (B)	105.0	45.5	—	150.5
International (C)	81.0	24.5	—	105.5
Fixed-income securities:
Bonds (D)	151.3	—	—	151.3
Fixed income (E)	44.1	68.5	—	112.6
Other types of investments (F)	—	7.0	18.5	25.5

Total financial assets measured at fair value	$386.0	$145.5	$18.5	$550.0

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2014
Cash and cash equivalents (A)	$2.0	$—	$—	$2.0
Equity securities:
U.S. (B)	91.0	16.4	—	107.4
International (C)	72.3	12.4	—	84.7
Fixed-income securities:
Bonds (D)	148.2	—	—	148.2
Fixed income (E)	44.8	—	—	44.8
Other types of investments (F)	—	—	15.0	15.0

Total financial assets measured at fair value	$358.3	$28.8	$15.0	$402.1

(A)

This category includes money market holdings with maturities of three months or less and are classified as Level 1 assets. Based on the short-term nature of these assets, carrying value approximates fair value.

(B)

This category is invested primarily in a diversified portfolio of common stocks and index funds that invest in U.S. stocks with market capitalization ranges similar to those found in the S&P 500 Index and/or the various Russell Indexes and are traded on active exchanges. The Level 1 assets are valued using quoted market prices for identical securities in active markets. The Level 2 assets are pooled or common collective trust funds that consist of equity securities traded on active exchanges.

(C)

This category is invested primarily in common stocks and other equity securities traded on active exchanges whose issuers are located outside the U.S. The fund invests primarily in developed countries, but may also invest in emerging markets. The Level 1 assets are valued using quoted market prices for identical securities in active markets. The Level 2 assets are pooled or common collective trust funds that consist of equity securities traded on active exchanges.

(D)

This category is comprised of bond funds, which seek to duplicate the return characteristics of high-quality corporate bonds with a duration range of 10 to 13 years. The Level 1 assets are valued using quoted market prices for identical securities in active markets.

(E)

This category is comprised of fixed-income funds that invest primarily in government-related bonds of non-U.S. issuers and include investments in the Canadian market as well as emerging markets. The Level 1 assets are valued using quoted market prices for identical securities in active markets. Contained within the Level 2 assets is a Core Plus pool of funds investing primarily in high-yield, emerging market debt and global bonds, as well as an international bond fund which invests in fixed-income securities denominated in currencies other than U.S. dollars. The Level 2 assets are pooled or common collective trust funds that consist of fixed-income securities traded on active exchanges.

(F)

This category is comprised of a global alpha collective trust fund, a private limited investment partnership, and a private equity fund in 2015. In 2014, the category was comprised only of the private equity fund. The global alpha collective trust fund is comprised of U.S. and global equity and fixed-income securities inclusive of derivatives within the asset mix. This collective trust fund is classified as a Level 2 asset, whereby the underlying securities are valued utilizing quoted market prices for identical securities in active markets. The private investment limited partnership is classified as a Level 3 asset. The investments in the partnership are valued at estimated fair value based on audited financial statements received from the general partner. The private equity fund consists primarily of limited partnership interests in corporate finance and venture capital funds. The private equity fund is classified as a Level 3 asset and is valued based on the fund’s net asset value (“NAV”). NAV is calculated based on the estimated fair value of the underlying investment funds within the portfolio and is corroborated by our review. The private equity fund and private investment limited partnership cannot be redeemed and the return of principal is based on the liquidation of the underlying assets.

Roll Forward of activity for Level 3 assets

	2015	2014
Balance at May 1,	$15.0	$15.0
Big Heart pension assets acquired	2.8	—
Actual return on plan assets still held at reporting date	0.7	—

Balance at April 30,	$18.5	$15.0